Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Contract revenue	$ 6,712	$ 4,515	$ 6,685	$ 1,079	$ 1,880
Grant revenue	1,067	1,092	2,254	1,080	1,225
Total revenues	7,779	5,607	8,939	2,159	3,105
Costs and expenses
Research and development (including stock compensation expense of $727, $1,296, and $545 in 2009 and 2010 respectively)	13,360	10,569	14,779	11,920	16,500
General and administrative (including stock compensation expense of $1,129, $1,512, and $921 in 2009 and 2010 respectively)	3,721	4,249	5,387	5,621	5,479
Depreciation	202	216	284	233	218
Total costs and expenses	17,283	15,034	20,450	17,774	22,197
Loss from operations	(9,504)	(9,427)	(11,511)	(15,615)	(19,092)
Interest income, net	75	165	203	375	1,146
Other income (expense), net	(65)	(64)	(69)	(126)	48
Interest expense					(94)
Net loss	$ (9,494)	$ (9,326)	$ (11,377)	$ (15,366)	$ (17,992)
Basic and diluted net loss per share	$ (0.41)	$ (0.49)	$ (0.60)	$ (0.81)	$ (0.95)
Weighted average shares outstanding, basic and diluted	22,966,047	18,929,436	18,929,749	18,928,379	18,927,988